Post balance sheet events (Details) £ / shares in Units, £ in Millions, shares in Millions, $ in Millions	Jan. 18, 2024 shares	Jan. 17, 2024 GBP (£) £ / shares shares	Jan. 09, 2024 USD ($)
Major business combination | Aiolos Bio, Inc,
Disclosure of non-adjusting events after reporting period [line items]
Portion of consideration paid (received) consisting of cash and cash equivalents | $			$ 1,000
Major business combination | Aiolos Bio, Inc, | Maximum
Disclosure of non-adjusting events after reporting period [line items]
Fair value of contingent consideration | $			$ 400
Other disposals of assets | Haleon plc
Disclosure of non-adjusting events after reporting period [line items]
Number of shares held in associates, sold | shares		300
Proportion of ownership in investment	4.00%	3.20%
Price per share sold, investment | £ / shares		£ 3.26
Number of shares held investment | shares	385
Proceeds from sales of investments other than investments accounted for using equity method | £		£ 978